Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2017
Accounting Policies [Abstract]
Schedule of Amounts and Balances of BGY Education Investment

The following amounts and balances of BGY Education Investment were included in the Group’s combined and consolidated financial statements after the elimination of intercompany balances and transactions.

	As at August 31
	2016	2017
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	355,830	777,964
Restricted cash	6,433	13,662
Held-to-maturity investments	30,500	6,390
Accounts receivable	2,066	20
Amounts due from related parties	138,091	7,940
Other receivables, deposits and other assets	28,996	26,307
Inventories	9,580	8,598
Total current assets	571,496	840,881
Property and equipment, net	431,324	412,849
Land use right, net	35,667	34,694
Intangible assets, net	23,702	21,177
Goodwill	102,332	104,035
Prepayment for construction contract	2,421	5,490
Deferred tax assets, net	26,942	25,337
Other non-current assets	44,627	43,660
TOTAL ASSETS	1,238,511	1,488,123
LIABILITIES
Current liabilities
Accounts payable	(63,605)	(50,899)
Amounts due to related parties	(64,988)	(62,138)
Accrued expenses and other current liabilities	(200,092)	(255,859)
Income tax payable	(16,169)	(13,958)
Current portion of deferred revenue	(664,201)	(761,876)
Total current liabilities	(1,009,055)	(1,144,730)
Deferred tax liabilities, net	(5,924)	(5,294)
Deferred revenue	(1,202)	—
Other non-current liabilities	(58,696)	(59,806)
TOTAL LIABILITIES	(1,074,877)	(1,209,830)

	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Total revenue	745,850	1,040,329	1,320,421
Net (loss) income	(39,912)	3,530	34,447
Net cash provided by operating activities	134,887	207,501	466,704
Net cash (used in) provided by investing activities	(154,381)	182,783	(38,909)
Net cash provided by (used in) financing activities	115,614	(272,269)	1,568
Net increase in cash and cash equivalent	96,120	118,015	429,363
Cash and cash equivalent at beginning of year	148,128	244,248	362,263
Cash and cash equivalent at end of year	244,248	362,263	791,626

Schedule of Estimated Useful Lives of Property and Equipment

Property, and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 - 40 years
Leasehold improvement	3 – 5 years or the lesser of remaining life of lease
Motor vehicles	4 - 10 years
Electronic equipment	5 - 10 years
Office equipment	3 - 5 years
Other equipment	3 - 5 years
Others	3 years

Amortization Periods by Major Intangible Asset Classes	The amortization periods by major intangible asset classes are as follows:
Trademarks & brand	10 years
Core curriculum	10 years